UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22834

TCG Financial Series Trust IX

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Select Money Market Fund
Schedule of Investments
September 30, 2017

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 98.28%
Amalgamated Bank *	New York	1.50%	10/7/2017	$ 245,000	$ 245,000
Apple Bank for Savings *	New York	1.35%	10/7/2017	245,000	245,000
Bac Community Bank *	California	1.50%	10/1/2017	249,500	249,500
Bank of Santa Clarita *	California	1.35%	10/7/2017	248,935	248,935
Bank SNB *	Oklahoma	1.65%	10/1/2017	245,000	245,000
Blackhawk Bank *	Wisconsin	1.05%	10/7/2017	248,476	248,476
BOKF, National Association*	Oklahoma	1.40%	10/1/2017	245,000	245,000
Brunswick State Bank*	Nebraska	1.65%	10/1/2017	245,000	245,000
CapStar Bank*	Tennessee	1.65%	10/1/2017	201,021	201,021
CapStar Bank*	Maine	1.40%	10/1/2017	245,000	245,000
CapStar Bank*	Tennessee	1.40%	10/1/2017	43,979	43,979
Centennial Bank*	Arkansas	1.50%	10/1/2017	249,500	249,500
Centier Bank*	Indiana	1.65%	10/1/2017	245,000	245,000
Central Bank Illinois *	Illinois	1.50%	10/1/2017	249,500	249,500
Citibank, N.A. *	South Dakota	1.50%	10/1/2017	249,500	249,500
Columbia Bank *	Washington	1.50%	10/1/2017	249,500	249,500
Comenity Bank Delaware *	Delaware	1.50%	10/1/2017	249,500	249,500
Comenity Capital Bank *	Utah	1.50%	10/1/2017	249,500	249,500
Dollar Bank, Federal Savings B*	Pennsylvania	1.65%	10/1/2017	245,000	245,000
Dubuque Bank and Trust Company*	Iowa	1.65%	10/1/2017	245,000	245,000
East Boston Savings Bank *	Massachusetts	1.50%	10/1/2017	249,500	249,500
Embassy National Bank *	Georgia	1.00%	10/7/2017	248,952	248,952
Enterprise Bank and Trust Company*	Massachusetts	1.50%	10/1/2017	249,500	249,500
F&M Trust Co of Chambersburg*	Pennsylvania	1.50%	10/7/2017	207,978	207,978
F&M Trust Co of Chambersburg*	Pennsylvania	1.40%	10/1/2017	37,022	37,022
Fidelity Bank *	Kansas	1.65%	10/1/2017	245,000	245,000
Fieldpoint Private Bank & Trust*	Connecticut	1.65%	10/1/2017	245,000	245,000
FineMark National Bank & Trust*	Florida	1.65%	10/1/2017	245,000	245,000
First Business Bank *	Wisconsin	1.50%	10/1/2017	249,500	249,500
First City Bank of Commerce *	Florida	0.95%	10/7/2017	248,761	248,761
First Federal Bank of the Midwest *	Ohio	1.35%	10/7/2017	245,000	245,000
FirstBank Florida *	Florida	0.80%	10/7/2017	248,537	248,537
FNCB *	Pennsylvania	1.65%	10/1/2017	245,000	245,000
Frontier Bank *	Nebraska	1.65%	10/1/2017	245,000	245,000
Georgia Banking Company *	Georgia	1.50%	10/1/2017	70,295	70,295
Glacier Bank *	Montana	1.65%	10/1/2017	245,000	245,000
Glen Falls Natl Bank and Trust *	New York	1.35%	10/7/2017	11,573	11,573
Glen Falls Natl Bank and Trust *	New York	1.50%	10/7/2017	116,818	116,818
Gorham Savings Bank *	Maine	1.50%	10/1/2017	249,500	249,500
Grandpoint Bank *	California	1.40%	10/1/2017	245,000	245,000
HarborOne Bank *	Massachusetts	1.65%	10/1/2017	245,000	245,000

Israel Discount Bank of New York *	New York	1.50%	10/7/2017	245,000	245,000
KS StateBank *	Kansas	1.50%	10/7/2017	245,000	245,000
Lafayette Ambassador Bank *	Pennsylvania	1.40%	10/1/2017	245,000	245,000
Landmark Community Bank *	Tennessee	1.50%	10/7/2017	245,000	245,000
LegacyTexas Bank *	Texas	1.65%	10/1/2017	245,000	245,000
Legends Bank *	Tennessee	1.40%	10/1/2017	245,000	245,000
Luther Burbank Savings *	California	0.80%	10/7/2017	100,416	100,416
Mabrey Bank *	Oklahoma	1.65%	10/1/2017	245,000	245,000
Mascoma Savings Bank *	New Hampshire	1.35%	10/7/2017	245,000	245,000
Mercantil Commerce Bank *	California	0.85%	10/7/2017	246,413	246,413
Merchants Bank of Indiana *	Indiana	1.65%	10/1/2017	245,000	245,000
Metropolitan Commercial Bank *	New York	1.50%	10/1/2017	248,036	248,036
Nicolet National Bank *	Wisconsin	1.65%	10/1/2017	245,000	245,000
NorthStar Bank *	Iowa	1.10%	10/7/2017	247,151	247,151
Pacific Mercantile Bank *	California	1.50%	10/1/2017	249,500	249,500
Pacific National Bank *	Florida	1.10%	10/7/2017	249,933	249,933
Pacific Premier Bank*	California	1.40%	10/1/2017	245,000	245,000
PeaPack Gladstone Bank *	New Jersey	1.00%	10/7/2017	247,073	247,073
Professional Bank *	Florida	1.20%	10/7/2017	249,552	249,552
Quad City Bank and Trust Company *	Iowa	1.50%	10/7/2017	245,000	245,000
Randolph Savings Bank *	Massachusetts	0.85%	10/7/2017	249,058	249,058
Reliant Bank *	Tennessee	1.40%	10/1/2017	245,000	245,000
Renasant Bank *	Mississippi	1.50%	10/1/2017	249,500	249,500
RiverBend Bank *	Texas	1.10%	10/7/2017	248,337	248,337
Salisbury Bank and Trust Company *	Connecticut	1.50%	10/7/2017	245,000	245,000
Seaside National Bank & Trust *	Florida	1.40%	10/1/2017	245,000	245,000
Security Bank *	Oklahoma	1.65%	10/1/2017	245,000	245,000
SmartBank *	Tennessee	1.65%	10/1/2017	245,000	245,000
SouthEast Bank *	Tennessee	1.40%	10/1/2017	245,000	245,000
Southern States Bank *	Alabama	1.65%	10/1/2017	245,000	245,000
Sterling National Bank *	New York	1.50%	10/1/2017	249,500	249,500
Sterling National Bank *		1.65%	10/1/2017	245,000	245,000
Stonegate #2 *	Florida	1.40%	10/1/2017	45	45
Stonegate Bank *	Florida	1.65%	10/1/2017	249,846	249,846
The Bank of Delmarva *	Delaware	0.15%	10/7/2017	11,040	11,040
The Citizens National Bank of Bluffton *	Ohio	1.50%	10/7/2017	245,000	245,000
Total Bank *	Florida	1.50%	10/7/2017	248,354	248,354
TriState Capital Bank *	Pennsylvania	1.40%	10/1/2017	245,000	245,000
Union Bank *	Vermont	1.65%	10/1/2017	245,000	245,000
Union Texas Bank *	Texas	1.50%	10/7/2017	245,000	245,000
Washington Financial Bank *	Pennsylvania	1.50%	10/1/2017	249,500	249,500
WSB Municipal Bank *	New York	1.50%	10/7/2017	245,000	245,000
TOTAL FOR BANK DEPOSITS (Cost $18,805,098) - 98.28%					$18,805,098

MONEY MARKET FUND - 1.63%

Fidelity Gov't Portfolio - Institutional	0.95%	10/1/2017	$ 311,756	$ 311,756
TOTAL FOR MONEY MARKET FUND (Cost $311,756) - 1.63%				$ 311,756

TOTAL INVESTMENTS (Cost $19,116,854) ** - 99.91%				$19,116,854

OTHER ASSETS LESS LIABILITIES, NET - 0.09%				17,844

NET ASSETS - 100.00%				$19,134,698

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At September 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,116,854, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

NOTES TO FINANCIAL STATEMENTS
TCG Select Money Market Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,116,854, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an

NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Deposits	$ 18,805,098	$0	$0	$18,805,098
Short Term Investments	$ 311,756	$0	$0	$ 311,756
Total	$ 19,116,854	$0	$0	$19,116,854

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust IX

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2017

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: November 29, 2017